Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 10,464	$ 5,044	$ 12
Due from related party (as restated at December 31, 2022 and 2021 - see Note 1)		102,118	115,842
Prepaid expenses and other current assets	84,762	4,387	8,569
Total Current Assets	95,226	111,549	124,423
Land located in Alberta Canada	43,163	43,163	43,163
OTHER ASSETS
Due from related party	102,330	0	0
Intangible assets, net	1	1	1
TOTAL ASSETS	240,720	154,713	167,587
CURRENT LIABILITIES
Trade and other payables	110,527	115,342	111,301
Accrued interest payable to related parties	10,406	5,628,495	4,095,475
Convertible notes to related parties, current portion	0	5,327,920	4,933,122
Due to related parties	46,875	46,875	46,875
Total Current Liabilities	167,808	11,118,632	9,186,773
NON-CURRENT LIABILITIES
Convertible notes to related parties, noncurrent portion	208,232	0	0
Total Non-Current Liabilities	208,232	0	0
TOTAL LIABILITIES	376,040	11,118,632	9,186,773
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred Stock, no par value; authorized 10,000,000 shares, issued and 00outstanding 0 and 0 shares, respectively	0	0	0
Common Stock, no par value; issued and outstanding 1,913,137,429, 696,013,029 and 640,633,029 shares, respectively	63,642,218	51,470,944	50,917,144
Contributed surplus	40,280,745	37,297,127	36,151,385
Accumulated other comprehensive income (loss)	(221,860)	(221,860)	(221,860)
Accumulated deficit (as restated at December 31, 2022 and 2021 - see Note 1)	(103,836,423)	(99,510,130)	(95,865,855)
Total Stockholders' Deficit	(135,320)	(10,963,919)	(9,019,186)
TOTAL LIABILITIES ANDSTOCKHOLDERS' EQUITY (DEFICIT)	$ 240,720	$ 154,713	$ 167,587